Document and Entity Information	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 09, 2025
Entity Registrant Name	DALLASNEWS CORPORATION
Entity File Number	1-33741
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	38-3765318
Entity Address Address Line 1	P. O. Box 224866
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75222-4866
City Area Code	214
Local Phone Number	977-8869
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Common Stock, $0.01 par value
Trading Symbol	DALN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001413898